Cover	Oct. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-32917
Entity Registrant Name	ProtoKinetix, Incorporated
Entity Central Index Key	0001128189
Entity Tax Identification Number	94-3355026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	109 W Main Street
Entity Address, City or Town	Dalton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44618
City Area Code	330
Local Phone Number	445-4971
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false